Notes to the consolidated financial statements - Contract liabilities allocated to the remaining performance obligations (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables	€ 13,341	€ 18,504
Contract liabilities	€ 120,278	€ 142,095